Report of the directors financial review risk report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
100% consensus Central scenario
Disclosure of financial assets [line items]
Probability	50.00%	75.00%	75.00%
100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Probability		100.00%	100.00%
100% consensus Upside scenario
Disclosure of financial assets [line items]
Probability	5.00%	10.00%	10.00%
100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Probability		100.00%	100.00%
100% consensus Downside scenario
Disclosure of financial assets [line items]
Probability		10.00%	10.00%
100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Probability		100.00%	100.00%
100% Downside 2 scenario
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Probability		100.00%	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
ECL income statement change for the period		$ (5,000)	$ (4,900)
Allowance for ECL | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		700
Allowance for ECL | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		4,100
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets		2,707	2,688
ECL income statement change for the period		(2,900)	(2,900)
Allowance for ECL | Retail | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		200
Allowance for ECL | Retail | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets		2,652	2,646
Allowance for ECL | Retail | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		(100)	0
Allowance for ECL | Retail | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets		2,560	2,570
Allowance for ECL | Retail | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		(100)	(100)
Allowance for ECL | Retail | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets		2,774	2,735
Allowance for ECL | Retail | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		100	0
Allowance for ECL | Retail | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets		3,803	3,637
Allowance for ECL | Retail | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		1,100	900
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		2,105	1,905
ECL income statement change for the period		(2,100)	(2,000)
Allowance for ECL | Wholesale | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		200
Allowance for ECL | Wholesale | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets		1,807	1,778
Allowance for ECL | Wholesale | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		(300)	0
Allowance for ECL | Wholesale | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets		1,390	1,477
Allowance for ECL | Wholesale | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		(700)	(300)
Allowance for ECL | Wholesale | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets		2,764	2,399
Allowance for ECL | Wholesale | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		700	600
Allowance for ECL | Wholesale | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets		6,214	4,485
Allowance for ECL | Wholesale | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
ECL income statement change for the period		$ 4,100	$ 2,700